Borrowings and financing (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Subtotal	R$ 4,329
Unamortized borrowing costs	(28)
Total	4,301
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Subtotal	1,872
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Subtotal	1,422
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Subtotal	260
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Subtotal	637
Later than five years [member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 138